Risk Management (Details) - Schedule of use of MAR $ in Millions	12 Months Ended
Dec. 31, 2020 CLP ($)
1 – 30 days [Member] | Maximum [Member] | MAR LCCY FCCY [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	$ 3,040
1 – 30 days [Member] | Maximum [Member] | MAR FCCY [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	1,239
1 – 30 days [Member] | Minimum [Member] | MAR LCCY FCCY [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	(1,063)
1 – 30 days [Member] | Minimum [Member] | MAR FCCY [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	(390)
1 – 30 days [Member] | Average | MAR LCCY FCCY [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	1,358
1 – 30 days [Member] | Average | MAR FCCY [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	504
1 – 90 days [Member] | Maximum [Member] | MAR LCCY FCCY [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	5,708
1 – 90 days [Member] | Maximum [Member] | MAR FCCY [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	2,488
1 – 90 days [Member] | Minimum [Member] | MAR LCCY FCCY [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	1,602
1 – 90 days [Member] | Minimum [Member] | MAR FCCY [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	790
1 – 90 days [Member] | Average | MAR LCCY FCCY [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	3,853
1 – 90 days [Member] | Average | MAR FCCY [Member]
Risk Management (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	$ 1,811